PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]

		Plant and	Motor	Office
	Buildings	machinery	vehicles	equipment	Total
	RMB'000	RMB'000	RMB'000	RMB'000	RMB'000
Cost
At January 1,2016	382,011	779,410	4,915	1,829	1,168,165
Additions	-	-	-	-	-
Disposals	-	(34,052)	-	(5)	(34,057)
Transfer to investment property	(37,253)	-	-	-	(37,253)
At December 31,2016	344,758	745,358	4,915	1,824	1,096,855
Additions	4,872	684	-	62	5,618
Disposals	-	-	(690)	-	(690)
At December 31, 2017	349,630	746,042	4,225	1,886	1,101,783

Accumulated depreciation
At January 1, 2016	42,609	305,132	4,061	1,383	353,185
Depreciation charge	5,236	39,102	125	120	44,583
Disposals	-	(18,280)	-	(5)	(18,285)
Transfer to investment property	(1,570)	-	-	-	(1,570)
At December 31,2016	46,275	325,954	4,186	1,498	377,913
Depreciation charge	1,759	13,374	38	20	15,191
Disposals	-	-	(504)	-	(504)
At December 31, 2017	48,034	339,328	3,720	1,518	392,600

Impairment
At January 1, 2016	168,717	235,763	425	220	405,125
Impairment losses recognized in profit or loss	102,012	118,575	188	65	220,840
Disposals	-	(8,674)	-	-	(8,674)
Transfer to investment property	(28,891)	-	-	-	(28,891)
At December 31,2016	241,838	345,664	613	285	588,400
Impairment losses recognized in profit or loss	18,230	15,398	19	6	33,653
Disposals	-	-	(186)	-	(186)
At December 31, 2017	260,068	361,062	446	291	621,867

Carrying amount
At December 31, 2016	56,645	73,740	116	41	130,542
At December 31, 2017	41,528	45,652	59	77	87,316